Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Related Party Transactions [Abstract]
Consulting services fees	$ 96,782	$ 52,977	$ 122,449	$ 105,943	$ 209,500	$ 201,299